Debt - Schedule of Finance Lease Obligations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Finance Lease cost:
Amortization of ROU assets	$ 49,000	$ 49,000	$ 197,000	$ 176,000
Interest on lease liabilities	14,000	18,000	66,000	73,000
Total lease Costs	63,000	67,000	263,000	249,000
Other Information:
Financing cash flow from finance lease obligations	58,000	54,000	223,000	196,000
Supplemental disclosure of non-cash activity
Acquisition of finance lease asset				$ 319,000
Weighted Average Remaining Lease Term – in years	3 years 7 months 6 days		4 years 9 months 18 days
Weighted Average Discount rate – %	7.43%		7.44%